Fees and Expenses	Dec. 31, 2025
Nuveen Inflation Linked Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 92 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 106 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Inflation Linked Bond Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Inflation Linked Bond Fund		Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Management Fees (as a percentage of Assets)		0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and Service (12b-1) Fees		0.25%	0.00%	0.15%	0.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.10%	0.16%	0.02%	0.01%	0.26%	0.01%
Expenses (as a percentage of Assets)		0.59%	0.40%	0.41%	0.25%	0.50%	0.25%
Fee Waiver or Reimbursement	[1]	0.00%	0.00%	0.00%	0.00%	0.00%	(0.25%)	[2]
Net Expenses (as a percentage of Assets)		0.59%	0.40%	0.41%	0.25%	0.50%	0.00%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027
[1]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.65% of average daily net assets for Class A shares; (ii) 0.45% of average daily net assets for Class I shares; (iii) 0.45% of average daily net assets for Premier Class shares; (iv) 0.30% of average daily net assets for Class R6 shares; (v) 0.55% of average daily net assets for Retirement Class shares; and (vi) 0.30% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2027, unless changed with approval of the Board of Trustees.

[2]

Nuveen Fund Advisors has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Nuveen Fund Advisors expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Inflation Linked Bond Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Expense Example, with Redemption, 1 Year	$ 433	$ 41	$ 42	$ 26	$ 51	$ 0
Expense Example, with Redemption, 3 Years	557	128	132	80	160	0
Expense Example, with Redemption, 5 Years	692	224	230	141	280	0
Expense Example, with Redemption, 10 Years	$ 1,085	$ 505	$ 518	$ 318	$ 628	$ 0

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	27.00%
Nuveen Real Estate Securities Select Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 92 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 106 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Real Estate Securities Select Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Real Estate Securities Select Fund		Class A	Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)		0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and Service (12b-1) Fees		0.25%	0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.15%	0.14%	0.03%	0.02%	0.27%
Expenses (as a percentage of Assets)		0.87%	0.61%	0.65%	0.49%	0.74%
Fee Waiver or Reimbursement	[1]	0.00%	0.00%	0.00%	0.00%	0.00%
Net Expenses (as a percentage of Assets)		0.87%	0.61%	0.65%	0.49%	0.74%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027
[1]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.92% of average daily net assets for Class A shares; (ii) 0.72% of average daily net assets for Class I shares; (iii) 0.72% of average daily net assets for Premier Class shares; (iv) 0.57% of average daily net assets for Class R6 shares; and (v) 0.82% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2027, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Real Estate Securities Select Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 659	$ 62	$ 66	$ 50	$ 76
Expense Example, with Redemption, 3 Years	837	195	208	157	237
Expense Example, with Redemption, 5 Years	1,029	340	362	274	411
Expense Example, with Redemption, 10 Years	$ 1,586	$ 762	$ 810	$ 616	$ 918

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	26.00%
Nuveen Emerging Markets Debt Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 92 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 106 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Emerging Markets Debt Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)*
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Emerging Markets Debt Fund		Class A		Class I	Premier Class	Class R6	Retirement Class	Class W
Management Fees (as a percentage of Assets)		0.55%		0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees		0.25%		0.00%	0.15%	0.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.19%	[1]	0.12%	0.08%	0.06%	0.31%	0.06%
Expenses (as a percentage of Assets)		0.99%		0.67%	0.78%	0.61%	0.86%	0.61%
Fee Waiver or Reimbursement	[2]	0.00%		0.00%	0.00%	0.00%	0.00%	(0.61%)	[3]
Net Expenses (as a percentage of Assets)		0.99%		0.67%	0.78%	0.61%	0.86%	0.00%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027		April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027
[1]	Restated to reflect estimate for the current fiscal year.
[2]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 1.00% of average daily net assets for Class A shares; (ii) 0.80% of average daily net assets for Class I shares; (iii) 0.80% of average daily net assets for Premier Class shares; (iv) 0.65% of average daily net assets for Class R6 shares; (v) 0.90% of average daily net assets for Retirement Class shares; and (vi) 0.65% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2027, unless changed with approval of the Board of Trustees.

[3]

Nuveen Fund Advisors has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Nuveen Fund Advisors expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Emerging Markets Debt Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Expense Example, with Redemption, 1 Year	$ 497	$ 68	$ 80	$ 62	$ 88	$ 0
Expense Example, with Redemption, 3 Years	703	214	249	195	274	0
Expense Example, with Redemption, 5 Years	925	373	433	340	477	0
Expense Example, with Redemption, 10 Years	$ 1,564	$ 835	$ 966	$ 762	$ 1,061	$ 0

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the two months ended December 31, 2025 the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	4.00%
Nuveen Emerging Markets Debt Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen International Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 92 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 106 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen International Bond Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)*
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen International Bond Fund		Class A	Class I		Premier Class	Class R6	Retirement Class	Class W
Management Fees (as a percentage of Assets)		0.50%	0.50%		0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees		0.25%	0.00%		0.15%	0.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.22%	0.19%	[1]	0.15%	0.11%	0.33%	0.08%
Expenses (as a percentage of Assets)		0.97%	0.69%		0.80%	0.61%	0.83%	0.58%
Fee Waiver or Reimbursement	[2]	(0.09%)	(0.07%)		(0.12%)	(0.07%)	(0.07%)	(0.58%)	[3]
Net Expenses (as a percentage of Assets)		0.88%	0.62%		0.68%	0.54%	0.76%	0.00%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2028	July 31, 2028		July 31, 2028	July 31, 2028	July 31, 2028	July 31, 2028
[1]	Restated to reflect estimate for the current fiscal year.
[2]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.95% of average daily net assets for Class A shares; (ii) 0.75% of average daily net assets for Class I shares; (iii) 0.75% of average daily net assets for Premier Class shares; (iv) 0.60% of average daily net assets for Class R6 shares; (v) 0.85% of average daily net assets for Retirement Class shares; and (vi) 0.60% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2027, unless changed with approval of the Board of Trustees. Nuveen Fund Advisors has also agreed to waive fees and/or reimburse expenses to reduce the maximum Total annual operating expenses detailed above for each class of the Fund by 0.06%. This waiver and/or reimbursement arrangement may be terminated or modified prior to July 31, 2028 only with approval of the Board of Trustees.

[3]

Nuveen Fund Advisors has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Nuveen Fund Advisors expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen International Bond Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Expense Example, with Redemption, 1 Year	$ 486	$ 63	$ 69	$ 55	$ 78	$ 0
Expense Example, with Redemption, 3 Years	677	204	228	179	249	0
Expense Example, with Redemption, 5 Years	895	368	417	324	445	0
Expense Example, with Redemption, 10 Years	$ 1,524	$ 843	$ 964	$ 747	$ 1,010	$ 0

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the two months ended December 31, 2025, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	4.00%
Nuveen International Bond Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.